Accrued Expenses	12 Months Ended
Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued Expenses

Note 7 - Accrued Expenses

Accrued expenses consisted of the following:

	December 31, 2014	December 31, 2013

Accrued professional fees	$267,000	$81,000
Accrued payroll	-	26,000
Accrued vacation	92,000	76,000
Accrued expense reports	-	29,000
Accrued board fees	13,000	-
Accrued taxes	-	7,000
Accrued other	49,000	12,000
Accrued liabilities owed by Parent - reimbursable under Contribution Agreement	35,000	35,000
Total accrued expenses	$456,000	$266,000